UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash	¥ 787,639	$ 108,383	¥ 571,760
Restricted cash	159	22	27,126
Short-term investments	137,936	18,981	137,876
Notes receivable	171,926	23,658	54,634
Inventories	177,151	24,377	160,781
Amounts due from related parties	91,398	12,577	74,122
Prepayments and other current assets	406,704	55,962	443,500
Total current assets	2,946,929	405,510	3,328,321
Non-current assets
Long-term investments	220,453	30,335	300,987
Property and equipment, net	137,259	18,887	120,785
Intangible assets, net	294,034	40,460	179,341
Operating lease right-of-use assets	126,811	17,450	125,205
Total non-current assets	1,086,701	149,534	978,903
Total assets	4,033,630	555,044	4,307,224
Current liabilities
Short-term borrowings	1,600,000	220,167	1,200,000
Notes payable	0	0	9,959
Amounts due to related parties	375,696	51,697	35,664
Operating lease liabilities, current	37,877	5,212	35,123
Accrued expenses and other current liabilities	424,964	58,477	614,540
Income tax payable	4,067	560	15,794
Total current liabilities	4,551,904	626,363	4,252,228
Non-current liabilities
Convertible notes payable	467,617	64,346	455,701
Operating lease liabilities, non-current	114,095	15,700	107,605
Warrant liabilities, non-current	5,501	757	5,141
Provisions	97,550	13,423	90,871
Deferred tax liabilities	32,668	4,495	0
Total non-current liabilities	891,447	122,666	886,624
Total liabilities	5,443,351	749,029	5,138,852
Commitments and contingencies
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	6,156,746	847,196	6,096,675
Accumulated deficit	(7,241,232)	(996,427)	(6,670,686)
Accumulated other comprehensive loss	(358,063)	(49,271)	(344,578)
Total deficit attributable to ordinary shareholders	(1,442,538)	(198,501)	(918,579)
Non-controlling interests	32,817	4,516	86,951
Total shareholders’ deficit	(1,409,721)	(193,985)	(831,628)
Total liabilities and shareholders’ deficit	4,033,630	555,044	4,307,224
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	10	1	9
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Nonrelated Party
Current assets
Accounts receivable	240,043	33,031	285,819
Non-current assets
Other non-current assets	33,774	4,647	28,236
Current liabilities
Accounts payable	1,501,440	206,605	1,820,680
Contract liabilities, current	1,517	209	621
Non-current liabilities
Contract liabilities, non-current	6	1	2
Other Liabilities, Noncurrent	48,792	6,714	48,792
Related Party
Current assets
Accounts receivable	933,973	128,519	1,572,703
Amounts due from related parties	91,398		74,122
Non-current assets
Other non-current assets	274,370	37,755	224,349
Current liabilities
Accounts payable	403,424	55,513	312,830
Amounts due to related parties	375,696		35,664
Contract liabilities, current	202,919	27,923	207,017
Non-current liabilities
Contract liabilities, non-current	78,793	10,842	133,993
Other Liabilities, Noncurrent	¥ 46,425	$ 6,388	¥ 44,519